Estimated Useful Lives for Depreciation Computed Using Straight-line Method (Detail)	12 Months Ended
Dec. 31, 2012
Computer Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Leasehold Improvements
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and Fixtures
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Vehicles
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Property
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	42 years